Equity Distribution Agreement (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Aug. 05, 2014
Common Units
Limited Partners' Capital Account [Line Items]
Limited partner common units authorized for sale in private placement		$ 75,000,000
Proceeds from issuance of private placement	1,800,000
Limited partner common units authorized for sale, remaining units	$ 73,200,000
Common Units
Limited Partners' Capital Account [Line Items]
Shares sold in private placement	62,956
Common Units | Public
Limited Partners' Capital Account [Line Items]
Shares sold in private placement	62,956